Fair Value Measurements - Fair Value Measurement (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	$ 314,400,000		$ 340,100,000
Derivatives	1,149,300,000		2,374,500,000
Derivatives	1,351,800,000		1,944,200,000
Fixed maturities valued using unadjusted prices	58,300,000,000		60,400,000,000
Fixed maturities valued using unadjusted broker quotes	541,200,000		580,400,000
Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	4,617,000,000		5,220,500,000
Cash and cash equivalents, short-term investments and short-term investments under securirites loan agreement	4,396,900,000		8,365,400,000
Assets held in separate accounts	101,437,500,000		91,928,500,000
Total assets	110,691,800,000		105,802,900,000
Percentage of Level to total	59.70%		57.50%
Total liabilities	20,900,000		217,600,000
Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	67,318,800,000		69,248,900,000
Cash and cash equivalents, short-term investments and short-term investments under securirites loan agreement	44,900,000		76,600,000
Assets held in separate accounts	5,376,500,000		5,722,600,000
Total assets	73,813,400,000		77,342,800,000
Percentage of Level to total	39.80%		42.00%
Total liabilities	1,395,400,000		1,843,400,000
Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	783,000,000		817,700,000
Cash and cash equivalents, short-term investments and short-term investments under securirites loan agreement	0		0
Assets held in separate accounts	13,100,000		16,300,000
Total assets	946,200,000		965,400,000
Percentage of Level to total	0.50%		0.50%
Total liabilities	2,660,100,000		3,624,400,000
Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	72,718,800,000		75,287,100,000
Cash and cash equivalents, short-term investments and short-term investments under securirites loan agreement	4,441,800,000		8,442,000,000
Assets held in separate accounts	106,827,100,000		97,667,400,000
Total assets	185,451,400,000		184,111,100,000
Percentage of Level to total	100.00%		100.00%
Total liabilities	4,076,400,000		5,685,400,000
Interest rate contracts | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0
Derivatives	0		1,600,000
Interest rate contracts | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	912,000,000		2,196,500,000
Derivatives	1,239,500,000		1,559,800,000
Interest rate contracts | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0
Derivatives	0		0
Interest rate contracts | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	912,000,000		2,196,500,000
Derivatives	1,239,500,000		1,561,400,000
Foreign exchange contracts | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0
Derivatives	0		0
Foreign exchange contracts | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	24,100,000		11,300,000
Derivatives	44,900,000		95,000,000
Foreign exchange contracts | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0
Derivatives	0		0
Foreign exchange contracts | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	24,100,000		11,300,000
Derivatives	44,900,000		95,000,000
Equity contracts | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	1,900,000		24,300,000
Derivatives	20,900,000		216,000,000
Equity contracts | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	83,300,000		55,900,000
Derivatives	32,000,000		19,100,000
Equity contracts | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	87,500,000		23,200,000
Derivatives	0		0
Equity contracts | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	172,700,000		103,400,000
Derivatives	52,900,000		235,100,000
Credit contracts | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0
Derivatives	0		0
Credit contracts | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	33,200,000		10,900,000
Derivatives	0		0
Credit contracts | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	7,300,000		52,400,000
Derivatives	14,500,000		52,700,000
Credit contracts | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	40,500,000		63,300,000
Derivatives	14,500,000		52,700,000
Reinsurance agreements | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0
Reinsurance agreements | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	79,000,000		169,500,000
Reinsurance agreements | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	0		0
Reinsurance agreements | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	79,000,000		169,500,000
FIA | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		0
FIA | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		0
FIA | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	1,736,700,000		1,434,300,000
FIA | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	1,736,700,000		1,434,300,000
GMAB/GMWB/GMWBL | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		0
GMAB/GMWB/GMWBL | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		0
GMAB/GMWB/GMWBL | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	908,900,000		2,035,400,000
GMAB/GMWB/GMWBL | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	908,900,000		2,035,400,000
Stabilizer and MCGs | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		0
Stabilizer and MCGs | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		0
Stabilizer and MCGs | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		102,000,000
Stabilizer and MCGs | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0		102,000,000
Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	72,718,800,000		75,287,100,000
U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	5,181,200,000		5,883,700,000
U.S. Treasuries | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	4,617,000,000		5,220,500,000
U.S. Treasuries | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	564,200,000		663,200,000
U.S. Treasuries | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0
U.S. Treasuries | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	5,181,200,000		5,883,700,000
U.S. government agencies and authorities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	618,900,000		724,200,000
U.S. government agencies and authorities | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0
U.S. government agencies and authorities | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	604,500,000		724,200,000
U.S. government agencies and authorities | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	14,400,000		0
U.S. government agencies and authorities | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	618,900,000		724,200,000
U.S. corporate, state and municipalities | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0
U.S. corporate, state and municipalities | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	37,303,200,000		36,992,500,000
U.S. corporate, state and municipalities | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	456,500,000		524,200,000
U.S. corporate, state and municipalities | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	37,759,700,000		37,516,700,000
Foreign
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	1,051,400,000	[1]	1,190,000,000	[1]
Foreign | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0
Foreign | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	16,202,200,000		15,880,300,000
Foreign | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	154,300,000		104,200,000
Foreign | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	16,356,500,000		15,984,500,000
Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	7,123,700,000		7,667,000,000
Residential mortgage-backed securities | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0
Residential mortgage-backed securities | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	7,025,100,000		7,592,900,000
Residential mortgage-backed securities | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	98,600,000		74,100,000
Residential mortgage-backed securities | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	7,123,700,000		7,667,000,000
Commercial mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	3,752,100,000		4,946,400,000
Commercial mortgage-backed | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0
Commercial mortgage-backed | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	3,752,100,000		4,946,400,000
Commercial mortgage-backed | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0
Commercial mortgage-backed | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	3,752,100,000		4,946,400,000
Other asset-backed securities | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	0		0
Other asset-backed securities | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	1,867,500,000		2,449,400,000
Other asset-backed securities | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	59,200,000		115,200,000
Other asset-backed securities | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, including securities pledged	1,926,700,000		2,564,600,000
Equity securities | Assets measured on recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	238,500,000		264,200,000
Equity securities | Assets measured on recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	20,600,000		20,100,000
Equity securities | Assets measured on recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	55,300,000		55,800,000
Equity securities | Assets measured on recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, available-for-sale, at fair value	$ 314,400,000		$ 340,100,000

[1]	Primarily U.S. dollar denominated